SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 016 - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
EIN	16-0547600
Plan number	016
Cost	$ 1,846,989
Fair value	$ 2,418,738	$ 6,847,178
Investment, Identifier [Axis]: Columbus McKinnon Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares)	142,867	160,093
Cost	$ 1,846,989	$ 2,027,229
Fair value	$ 2,418,738	$ 6,847,178